Supplemental Cash flow Information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Supplemental Cash flow Information
23.	SUPPLEMENTAL CASH FLOW INFORMATION
During the years ended December 31, 2019 and 2018, the Company conducted the following non-cash
investing and financing transactions:

	2019	2018
Shares and warrants issued to settle debt (note 13(e))	$10,110	$15,504
Non-cash changes in accounts payable in relation to capital expenditures	(1,427)	17,379
Non-cash proceeds from disposition of assets (note 5(c))	4,431	7,791
Recoverable taxes reclassified from mineral properties, plant and equipment to accounts receivable and other assets (note 10)	(11,294)	-
Right-of-use assets recognized	1,548	-
Shares issued in debt financing (note 17(b))	-	1,320
Consideration payable for Mesquite Acquisition (note 5(b))	-	12,451